Segment Information (Details 2)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Customer A [Member]
Statement Line Items [Line Items]
Percentage form total revenues		12.00%
Customer B [Member]
Statement Line Items [Line Items]
Percentage form total revenues	12.00%